Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes
Note 13. Income Taxes
(in thousands)
Income tax expense consists of the following:

	2021	2020	2019
Current payable (benefit)
Federal	$525	$872	$806
State	340	382	89

	865	1,254	895
Deferred tax expense	566	498	459

Income tax expense	$1,431	$1,752	$1,354

The differences between income taxes calculated at the federal statutory rate and income tax expense were as follows:

	2021	2020	2019
Federal taxes based on statutory rate	$1,874	$1,823	$1,524
State income taxes, net of federal benefit	336	326	145
Tax-exempt investment interest	(593)	(280)	(309)
Income related to bank-owned life insurance	(218)	(126)	—
Other, net	32	9	(6)

Income tax expense	$1,431	$1,752	$1,354

At December 31, 2021 and December 31, 2020, net deferred tax assets consist of the following:

	2021	2020
Deferred tax assets
Allowance for loan losses	$1,293	$1,181
Deferred compensation liability	2,429	2,485
Net operating loss carryforward	94	267
Other real estate owned	469	488
Acquisition fair value adjustments	23	76
Unrealized loss on securities available-for-sale	3,921	—
Other	—	206

Total	8,229	4,703
Deferred tax liabilities
Premises and equipment	1,686	1,622
Unrealized gain on securities available-for-sale	—	1,376
Core deposit intangible	130	157
Other	134	—

Total	1,950	3,155

Net deferred tax asset	$6,279	$1,548

The Company has evaluated the need for a valuation allowance related to the above deferred tax assets and, based on the weight of the available evidence, has determined that it is more likely than not that all deferred tax assets will be realized.
As of December 31, 2021, the Company has no unrecognized tax benefits related to federal and state income tax matters. As of December 31, 2021, the Company has not accrued for interest and penalties related to uncertain tax positions. It is the Company’s policy to recognize interest or penalties related to income tax matters in income tax expense.
The Company and the Bank file a consolidated United States federal income tax return. The Company is currently open to audit under the statute of limitations by the Internal Revenue Service for the years ended December 31, 2018 through 2020. The Company and Bank’s state income tax returns are open to audit under the statute of limitations for the years ended December 31, 2018 through 2020.
The Company acquired federal net operating losses as part of its Charter acquisition, with varying expiration periods. The federal net operating losses (“NOLs”) acquired were $2,302. The Company used $824 of the NOL during 2021 and 2020. As part of the Tax Cuts and Jobs Act of 2017, the federal NOLs created by Charter during 2019 have an indefinite carryforward period.